Property, Plant and Equipment (Changes in the Liability for Generation of AROs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at January 1	$ 15.1	$ 15.0
Asset Retirement Obligation, Revision of Estimate	(2.6)	(0.1)
Accretion expense	0.3	0.4
Settlements	(3.4)	(0.2)
Balance at December 31	$ 9.4	$ 15.1